Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Comprehensive Loss - Parenthetical (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Parent Company
Condensed Financial Statements Captions [Line Items]
Foreign currency translation adjustment, net of tax	¥ 0	$ 0	¥ 0